Derivatives and Hedging Instruments - Forward Interest Rate Swaps (Details) $ in Thousands, $ in Millions	12 Months Ended			15 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Apr. 07, 2020 USD ($)	Dec. 31, 2019 AUD ($)
Derivative [Line Items]
Unrealized gains (losses) in net earnings	$ 718	$ (349)	$ 0
Interest Rate Swap
Derivative [Line Items]
Notional amount					$ 120.0
Unrealized gains (losses) in net earnings	$ 800
Realized gain				$ 500
Carrying value | Interest Rate Swap
Derivative [Line Items]
Derivative instruments		$ 300